Shareholder Report, Holdings (Details)	Oct. 31, 2025
IDX Alternative FIAT ETF | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.41%
IDX Alternative FIAT ETF | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
IDX Alternative FIAT ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
IDX Alternative FIAT ETF | iShares Ethereum Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
IDX Alternative FIAT ETF | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.62%
IDX Alternative FIAT ETF | COMMODITIES [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
IDX Alternative FIAT ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
IDX DYNAMIC FIXED INCOME ETF | PIMCO Multisector Bond Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.19%
IDX DYNAMIC FIXED INCOME ETF | Simplify MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.96%
IDX DYNAMIC FIXED INCOME ETF | iShares 1-5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
IDX DYNAMIC FIXED INCOME ETF | SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.58%
IDX DYNAMIC FIXED INCOME ETF | VanEck Fallen Angel High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
IDX DYNAMIC FIXED INCOME ETF | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
IDX DYNAMIC FIXED INCOME ETF | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
IDX DYNAMIC FIXED INCOME ETF | ProShares Short High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
IDX DYNAMIC FIXED INCOME ETF | HIGHYIELD [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.86%
IDX DYNAMIC FIXED INCOME ETF | OTHER FIXED INCOME [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
IDX DYNAMIC FIXED INCOME ETF | Corporate Segment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%
IDX DYNAMIC FIXED INCOME ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%